Capital Disclosures - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of capital disclosure [line items]
Outstanding letters of credit	$ 38	$ 261
Operating loan outstanding amount		$ 2,000	$ 0
Operating loan borrowing base amount	11,509
Maximum [member]
Disclosure of capital disclosure [line items]
Operating loan facility amount	$ 13,000